Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Aspen Holdings and Aspen Bermuda are incorporated under the laws of Bermuda. Under Bermuda law, the corporate tax rate is zero and, as a result, Aspen Holdings and Aspen Bermuda are not taxed on any Bermudian income or capital gains. In the event of any Bermudian income or capital gains taxes being imposed, Aspen Holdings and Aspen Bermuda have received an assurance from the Bermuda Minister of Finance that such entities will be exempt from those taxes until March 31, 2035.
The Company’s U.S. operating companies were subject to a U.S. federal income tax rate of 21%.
The Company’s U.K. operating companies were taxed at the U.K. corporate tax rate of 19%.
Total income tax (benefit)/expense for the twelve months ended December 31, 2022, 2021 and 2020 was allocated as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
	($ in millions)
Income tax (benefit)/expense allocated to net income	$(78.1)	$5.3	$18.4
Income tax (benefit)/expense allocated to other comprehensive income	(23.9)	0.3	0.5
Total income tax (benefit)/expense	$(102.0)	$5.6	$18.9
(Loss)/income from operations before income taxes and income tax expense/(benefit) attributable to that (loss)/income for the twelve months ended December 31, 2022, 2021 and 2020 is provided in the tables below:

	Twelve Months Ended December 31, 2022
	(Loss)/income before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(103.3)	$—	$—	$—
U.S. (1) (2)	34.8	14.8	(102.9)	(88.1)
U.K. (3)	62.4	7.0	—	7.0
Other (4)	(20.9)	4.7	(1.7)	3.0
Total	$(27.0)	$26.5	$(104.6)	$(78.1)

	Twelve Months Ended December 31, 2021
	Income/(loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$22.9	$—	$—	$—
U.S.	5.0	5.8	—	5.8
U.K.	75.1	—	(0.3)	(0.3)
Other	(67.9)	2.7	(2.9)	(0.2)
Total	$35.1	$8.5	$(3.2)	$5.3

	Twelve Months Ended December 31, 2020
	(Loss)/income before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(81.5)	$—	$—	$—
U.S	19.7	8.9	—	8.9
U.K.	11.0	0.1	—	0.1
Other	12.8	10.3	(0.9)	9.4
Total	$(38.0)	$19.3	$(0.9)	$18.4
________________
(1)    The U.S. current tax expense of $14.8 million includes $2.3 million of Base Erosion and Anti-abuse Tax (2021— $5.8 million), of which $1.1 million relates to the U.S. operating subsidiaries and $1.2 million to Aspen UK’s U.S. branch.
(2)    The U.S. deferred tax benefit of $102.9 million is mainly due to a change in judgment about the realizability of the deferred tax asset in the U.S. operating subsidiaries. The decrease in valuation allowance relating to our U.S. operations is driven by a change in judgment about the recoverability of deferred tax assets in the U.S. operating subsidiaries. We have concluded that the deferred tax assets of our U.S. operating subsidiaries will more likely than not be fully utilized over time, and therefore the previously recognized valuation allowance in relation to U.S. operating subsidiaries has been reversed.
(3)    The U.K. current tax expense of $7.0 million results from an intraperiod tax allocation.
(4)    Current tax expense and deferred tax (benefit) in “Other” mostly relates to the Swiss branches of Aspen UK and withholding taxes payable in Australia.
As noted above, the tax rate in Bermuda, the Company’s country of domicile, is zero. Application of the statutory income tax rate for operations in other jurisdictions produces a differential to the expected income tax (benefit)/expense as shown in the table below. The reconciliation between the income tax (benefit)/expense and the amount that would result from applying the statutory rate for the Company for the twelve months ended December 31, 2022, 2021 and 2020 is provided in the table below:

	Twelve Months Ended December 31,
	2022	2021	2020
Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—	$—
Overseas statutory tax rates differential	16.8	(0.9)	(3.8)
Base erosion and anti-abuse tax (BEAT) expense	2.3	6.1	4.3
Prior year adjustments (1)	(2.9)	0.5	(25.0)
Change in valuation allowance (2)	(98.9)	9.6	40.8
Impact of unrecognized tax benefits (3)	—	—	—
Australian non-resident withholding tax	1.5	0.6	1.0
Foreign exchange	(0.3)	(1.5)	0.2
Non-deductible expenses	2.4	2.4	4.7
Impact of changes in statutory tax rates (4)	(5.7)	(11.5)	(3.8)
Tax effect of OCI in income statement	6.7	—	—
Total income tax (benefit)/expense	$(78.1)	$5.3	$18.4
________________
(1)     The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2022 predominantly relate to the determination of the results of the branches of the U.K. operating subsidiaries. The prior period adjustments for the twelve months ended December 31, 2021 and 2020 predominantly relate to the determination of results in the U.K.
(2)    The 2022 valuation allowance movement includes nil relating to U.K deferred tax assets in U.K. operating subsidiaries, $4.8 million decrease relating to deferred tax assets in the branches of the U.K. and Bermuda operating subsidiaries, and $94.1 million decrease from U.S. operations. The decrease in valuation allowance relating to our U.S. operations is driven by a change in judgment about the recoverability of deferred tax assets in the U.S. operating subsidiaries. We have concluded that the deferred tax assets of our U.S. operating subsidiaries will more likely than not be fully utilized over time, and therefore the previously recognized valuation allowance in relation to U.S. operating subsidiaries has been reversed.
(3)     In 2022, the Company did not have any unrecognized tax benefits.
Income tax returns that have been filed by the Company’s U.S. Operating Subsidiaries are subject to examination for 2019 and later tax years. The Company’s U.K. operating subsidiaries’ income tax returns are potentially subject to examination for 2021 and later tax years as these periods are considered “open” by the U.K. Tax Authority. The Company accrues interest and penalties related to an underpayment of income taxes, if applicable, as income tax expenses. The Company does not believe it will be subject to any penalties in any open tax years and has not accrued any such amounts for the twelve months ended December 31, 2022.
(4)        The U.K. tax rate has changed from April 1, 2023 from 19% to 25%.
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2022 and 2021:

	As at December 31,
	2022	2021
	($ in millions)
Deferred tax assets:
Operating loss carryforwards	167.6	170.2
Capital loss carryforwards	6.7	0.3
Insurance reserves: Losses and loss adjustment expenses	28.3	16.7
Unrealized losses on investments	20.6	—
Accrued expenses	6.1	4.6
Foreign tax credit carryforwards	19.8	20.2
Insurance reserves: Unearned premiums	36.0	28.3
Intangible assets	0.7	—
Office properties and equipment	14.2	15.1
Operating lease liabilities	18.5	19.2
Other temporary differences	3.7	2.9
Total deferred tax assets	322.2	277.5
Less valuation allowance	(145.7)	(225.9)
Deferred tax assets, net of valuation allowance	$176.5	$51.6

Deferred tax liabilities:
Investments	—	(2.5)
Intangible assets	—	(2.8)
Deferred acquisition costs	(37.0)	(28.6)
Right-of-use operating lease assets	(13.7)	(10.6)
Insurance reserves: Losses and loss adjustment expenses	(0.2)	(8.3)
Other temporary differences	(6.4)	(1.6)
Total deferred tax (liabilities)	(57.3)	(54.4)

Net deferred tax assets/(liabilities)	$119.2	$(2.8)
Deferred tax liabilities and assets represent the tax effect of carryforwards and temporary differences between the value of assets and liabilities for financial statement purposes and such values as measured by U.K., U.S. and other tax laws and regulations.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and carry forwards become deductible or creditable. Management considers the scheduled reversal of existing taxable temporary differences, carryback availability, projected future taxable income, and tax-planning strategies in making this assessment.
As at December 31, 2022, the Company has net operating losses carryforwards for U.S. federal income tax purposes of $376.5 million (2021 — $443.1 million), of which $309.4 million relates to the U.S. operating subsidiaries and $67.1 million to Aspen UK’s U.S. branch. The Company also has net operating losses carryforwards for U.K. corporate tax purposes of $280.5 million (2021 — $168.9 million), deferred syndicate profits of $19.9 million (2021 — $66.2 million losses), and losses in other jurisdictions of $118.8 million (2021 — $103.9 million).
The $376.5 million that are available to offset future U.S. federal taxable income will expire between 2032 and 2041. The amount of pre-merger net operating losses carryforwards that can be used each year is limited by section 382 to $6.5 million per year for Aspen UK’s U.S. branch, and $39.2 million in 2023, $23.1 million in 2024, and $20.8 million per year for the 15 years thereafter for the U.S. operating subsidiaries.
The net operating losses in the U.K. and other jurisdictions are available to offset future corporate income in those jurisdictions over an indefinite period.
For U.S. federal income tax purposes, the Company has capital loss carryforwards of $31.7 million, of which $15.0 million relates to the U.S. operating subsidiaries and $16.7 million to Aspen UK’s branch, expiring between 2026 and 2027 and nil charitable contribution carryforwards (2021 — $0.1 million).
For U.K. corporate tax purposes, the Company has foreign tax credit carryforwards of $19.8 million (2021 — $20.2 million) which are available to offset future U.K. corporate tax arising on the same foreign source of income over an indefinite period.
A valuation allowance of $18.0 million (2021 — $119.7 million) on U.S. deferred tax assets (which includes these loss carryforwards) has been recognized at December 31, 2022 relating to Aspen UK’s U.S. branch. The valuation allowance relating to the deferred tax assets of the U.S. operating companies has been reversed as a result of a change in judgment over the likelihood that a tax benefit will be realized.
A valuation allowance of $106.7 million (2021 — $88.7 million) has been established against U.K. deferred tax assets.
The U.K., U.S. and other jurisdictions valuation allowance combined total is $145.7 million (2021 — $225.9 million).